33 Post balance sheet events (Details Narrative) - Events After Reporting Period [member] - GBP (£) £ / shares in Units, £ in Thousands			1 Months Ended
	May 18, 2020	Mar. 02, 2020	Apr. 30, 2020	Mar. 31, 2020
PostBalanceSheetEventLineItems [Line Items]
Description of stock split		ordinary shares on a one for 20 basis into new ordinary shares of 0.1p each in the capital of the Company.
Description of terminate employees				manufacturing facilities in Bilbao and offer redundancy to all 42 employees. In addition, a further five UK-based employees in clinical research and administrative roles are being offered redundancy. Midatech’s remaining 20 employees and operations are concentrated in Cardiff.
Impairment of acquired intangible and goodwill rate			100.00%
American Depositary Shares [member]
PostBalanceSheetEventLineItems [Line Items]
Number of units issued	1,818,182
Description of placing shares	The Placing Shares and the 9,090,910 Ordinary Shares representing the ADS's represent approximately 40 per cent.
UNITED KINGDOM
PostBalanceSheetEventLineItems [Line Items]
Gross proceeds	£ 1,800
Number of units issued	6,666,666
Issue price (pounds per share)	£ 0.27
Description of voting rights	Each Unit comprising one new ordinary share of 0.1p each ("Placing Share") and one warrant ("UK Warrant")
Description of conversion ratio	The pricing of the UK Placing was aligned to the pricing of the US Registered Direct Offering after adjusting for the one-for-five ratio of ordinary shares to ADS and the GBP: USD exchange rate.